Series A-1 and Series B Tranche Rights - Summary of Series A-1 and Series B Tranche Rights Liability (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 1,876
Reclassification of Series B Tranche Rights liability upon settlement	(35,826)	$ (47,303)	$ (53,328)
Ending Balance			1,876
Series B tranche rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	1,876
Change in fair value	11,256
Reclassification of Series B Tranche Rights liability upon settlement	(13,132)
Ending Balance			1,876
Series A-1 Tranche Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 1,876			$ 363
Change in fair value				$ (363)
Reclassification of Series B Tranche Rights liability upon settlement			(1,876)
Ending Balance			$ 1,876